Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Matthew 25 Fund
Entity Central Index Key	0001003839
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
MATTHEW 25 FUND
Shareholder Report [Line Items]
Fund Name	MATTHEW 25 FUND
Class Name	Matthew 25 Fund
Trading Symbol	MXXVX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Matthew 25 Fund - MXXVX for the period January 1, 2025 to June 30, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information, including the Shareholder's Letter, at www.matthew25fund.com or you can also request this information by contacting us at 1-888-M25-FUND.
Additional Information Phone Number	1-888-M25-FUND
Additional Information Website	www.matthew25fund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Matthew 25 Fund	$57	1.10%

*Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Dear Owners,

Our Matthew 25 Fund (MXXVX) returned 5.99% in the first 6 months of 2025. This was slightly less than the 6.20% return on the S&P 500 Index (SPX). I am optimistic about our current portfolio of growth and value investments with a higher weighting of growth stocks. I believe that our portfolio’s long-term return potential can outpace the SPX in the next three to five years. I always emphasize long-term investing over trading and speculation and I am hopeful that we can increase our Matthew 25 Fund’s long-term performance over the stock market’s averages:

Period              MXXVX       SPX

15 yrs.               14.41%     14.85%

25 yrs.             10.20%        7.97%

Inception        11.30%    10.29%

(10/16/1995)

A $10,000 investment in MXXVX at its inception has grown to $240,238.57. My wife and I have been owners since inception and willfully continue to purchase shares. We currently own 12.37% of MXXVX.

During the first half of this year, I made the following changes to our portfolio:

Sold – Vornado Realty

Bought + Taiwan Semiconductor, Huntington Ingalls, Eli Lilly

These changes were made to improve the growth potential and/or the intrinsic value of our investments. To see the performance of our legacy holdings and additional portfolio information, please visit our website to read our Semi-annual Shareholder Letter for 6/30/25. As always, it is my honor to work for you and to invest side-by-side with you.

Good fortune,

Mark Mulholland

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 YEAR	5 YEARS	10 YEARS
Matthew 25 Fund	24.11%	15.55%	10.91%
S&P 500 Index	15.16%	16.63%	13.63%

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past 10 Years

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-M25-FUND.

Net Assets	$ 314,066,186
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 1,464,872
Investment Company, Portfolio Turnover	14.87%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:	$314,066,186
PORTFOLIO HOLDINGS:	22
PORTFOLIO TURNOVER:	14.87%
ADVISORY FEES PAID BY FUND:	$1,464,872

Holdings [Text Block]

Asset Allocation

Semiconductors & Related Devices	27.31%
Services-Business Services	11.23%
Retail-Catalog & Mail-Order Houses	9.95%
Federal & Federally - Sponsored Credit Agencies	5.99%
Services-Computer Programming, Data Processing, Etc.	5.00%
Security Brokers, Dealers & Exchanges	4.96%
National Commercial Bank	4.80%
Motor Vehicles & Passenger Car Bodies	4.45%
Investment Advice	4.24%
Electronic Computers	4.02%
Fire, Marine & Casualty Insurance	3.94%
State Commercial Banks	3.86%
Air Courier Services	3.26%
Carpets & Rugs	2.83%
Pharmaceutical Preparations	1.80%
Business Services	0.72%
Money Market Fund	0.51%
Ship & Boat Building & Repairing	0.38%
Hotels & Motels	0.33%
Total % Of Net Assets	99.58%

Largest Holdings [Text Block]

Ttop ten holdings

1.	Nvidia Corp.	22.77%
2.	Mercadolibre, Inc. (Uruguay)	11.23%
3.	Amazon.com, Inc.	9.95%
4.	Federal Agricultural Mortgage Corp. *	5.99%
5.	Flutter Entertainment PLC	5.00%
6.	Goldman Sachs Group, Inc.	4.96%
7.	JP Morgan Chase & Co.	4.80%
8.	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.54%
9.	Tesla, Inc.	4.45%
10.	KKR & Co., Inc. Class A	4.24%
	Total % Of Net Assets	77.93%

*Indicates a combined position.

Updated Prospectus Phone Number	1-888-M25-FUND
Updated Prospectus Web Address	https://www.matthew25fund.com/